Accounting Principles - Fair value measurement (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Foreign currency forwards contract
Financial assets	€ 90,014	€ 102,972	€ 120,417
Financial liabilities	63,821	27,701	20,177
Financial liabilities carried at fair value through profit or loss
Foreign currency forwards contract
Financial liabilities	9,876
Foreign currency forwards
Foreign currency forwards contract
Financial assets			1,791
Financial assets carried at fair value through profit or loss
Foreign currency forwards contract
Financial assets		8,829	1,791
Financial assets carried at fair value through profit or loss | Foreign currency forwards
Foreign currency forwards contract
Financial assets			1,791
Level 1 | Financial assets carried at fair value through profit or loss
Foreign currency forwards contract
Financial assets		8,829
Level 1 | Financial assets carried at fair value through profit or loss | Term deposits
Foreign currency forwards contract
Financial assets		€ 8,829
Level 2 | Financial assets carried at fair value through profit or loss
Foreign currency forwards contract
Financial assets			1,791
Level 2 | Financial assets carried at fair value through profit or loss | Foreign currency forwards
Foreign currency forwards contract
Financial assets			€ 1,791
Level 3 | Financial liabilities carried at fair value through profit or loss
Foreign currency forwards contract
Financial liabilities	9,876
Level 3 | Financial liabilities carried at fair value through profit or loss | Long-term financial debt - derivatives
Foreign currency forwards contract
Financial liabilities	€ 9,876